Property and Equipment (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 2.7	$ 3.1	$ 2.1